Tax Assets and Liabilities	12 Months Ended
Jan. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [abstract]
Tax Assets and Liabilities

28	Tax assets and liabilities

	Opening Balance NZ$000’s	Charged to Income NZ$000’s	Charged directly to Equity NZ$000’s	Changes in Tax Rate NZ$000’s	Exchange Differences NZ$000’s	Closing Balance NZ$000’s
Deferred tax assets/(liabilities)
Carried forward tax losses	630	692	-	-	-	1,322
Intangible assets	(630)	-	-	-	-	(630)
Balance at 31 January 2019	-	692	-	-	-	692

Carried forward tax losses	630	-	-	-	-	630
Intangible assets	(630)	-	-	-	-	(630)
Balance at 31 January 2018	-	-	-	-	-	-

Carried forward tax losses	630	-	-	-	-	630
Intangible assets	(630)	-	-	-	-	(630)
Balance at 31 January 2017	-	-	-	-	-	-